Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Managers

The vessels owned and the vessels sold and leased back by the Company receive management services from the Managers (Free Bulkers S.A. and OpenSeas Maritime S.A., respectively), pursuant to ship management agreements between each of the subsidiaries and the Managers.

Each of the Company’s subsidiaries pays, as per its management agreement with the Managers, a monthly management fee of $18.975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $400 per day for superintendent attendance and other direct expenses.

The Company also pays Free Bulkers and OpenSeas Maritime a fee equal to 1.25% of the gross freight or hire from the employment of the Company’s vessels. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of Free Bulkers and OpenSeas Maritime. On February 18, 2014 the Company sold the M/V Free Knight, a 1998-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. In this respect, the Company paid Free Bulkers $36 relating to the sale of the M/V Free Knight (Note 5) during the year ended December 31, 2014.

On September 16, 2014, the Company sold the M/V Free Jupiter a 2002-built, 47,777 dwt Handymax dry bulk carrier for a gross sale price of $12,250 and subsequently entered into a long term bareboat charter with the vessel’s new owners. In this respect, the Company paid Free Bulkers $122 relating to the sale of the M/V Free Jupiter (Notes 5 & 7) during the year ended December 31, 2014.The vessel has been renamed to Nemorino and chartered by the Company for seven years at a rate of $5,325 per day on bareboat charter terms typical for this type of transaction which grant the Company the full commercial utilization of the vessel against payment of the charter rate to its owners. The vessel is managed by OpenSeas Maritime.

On September 24, 2014, the Company sold the M/V Free Impala, a 1997-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. Substantially all the proceeds have been used to reduce outstanding indebtedness with the National Bank of Greece (NBG), which had a mortgage on the vessel (Note 11). In this respect, the Company paid Free Bulkers $36 relating to the sale of the M/V Free Impala (Note 5) during the year ended December 31, 2014. During the year ended December 31, 2013, there were no vessel disposals. In addition, the Company has incurred commission expenses relating to its commercial agreement with Free Bulkers amounting to $36 ,$104 and $174 for the year ended December 31, 2014, 2013 and 2012, respectively, included in “Commissions” in the accompanying consolidated statements of operations.

The Company also pays, as per its services agreement with Free Bulkers, a monthly fee of $136 (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. Free Bulkers is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of December 31, 2014 would be approximately $71,627.

Fees and expenses charged by the Managers are included in the accompanying consolidated financial statements in “Management and other fees to a related party,” “General and administrative expenses,” “Operating expenses,” “Gain on sale of vessel” and “Vessel impairment loss”. The total amounts charged for the year ended December 31, 2014, 2013 and 2012 amounted to $3,528 ($1,605 of management fees, $1,650 of services fees, $265 of superintendent fees and $8 for other expenses), $3,133 ($1,490 of management fees, $1,499 of services fees, $131 of superintendent fees and $13 for other expenses) and $4,560 ($2,404 of management fees, $1,985 of services fees, $134 of superintendent fees and $37 for other expenses), respectively.

The “Management and other fees to a related party” and the “General and administrative expenses” for the year ended December 31, 2013 include the amount of $474 recognized as stock-based compensation expense for the issuance of 67,754 shares of the Company’s common stock to Free Bulkers in payment of $271 in unpaid fees due to Free Bulkers for January 2013 under the management and services agreements with the Company. In addition, the “Management and other fees to a related party” and the “General and administrative expenses” for the year ended December 31, 2013 include the amount of $954 recognized as gain for the issuance of 991,658 shares of the Company’s common stock to Free Bulkers (Note 16) in payment of $2,168 in unpaid fees due to Free Bulkers for the months of February, March, April, May, June, July, August and September 2013 and the issuance of 34,326 shares of the Company’s common stock to the non-executive members of its Board of Directors (Note 16), in payment of $120 in unpaid Board fees for the first, second and third quarter of 2013.

The balance due from the Manager as of December 31, 2014 and December 31, 2013 was $433 and $1,167 respectively. The amount paid to the Manager for office space during the year ended December 31, 2014, 2013 and 2012 was $148, $147 and $143, respectively and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

National Bank of Greece (NBG)

Effective May 13, 2013, FBB ceased to be a related party according to the requirements of ASC 850 (“Related Party Disclosures”), since the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG.

Other Related Parties

The Company, through the Managers uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the years ended December 31, 2014, 2013 and 2012, such ship-brokering firm charged the Company commissions of $6, $19 and $43, respectively, which are included in “Commissions” in the accompanying consolidated statements of operations.